MINERAL PROPERTIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	$ 244,234,000	$ 221,147,000
Acquisition	450,000	2,155,000
Concessions, taxes and royalties	440,000	456,000
Salaries and share-based payments	4,182,000	4,775,000
Drilling, exploration, and technical consulting	3,766,000	3,902,000
Assaying, field supplies and environment	12,738,000	10,262,000
Travel and other expenditures	1,576,000	1,665,000
Total Expenditures	23,152,000	23,215,000
Environmental remediation	1,535,000
Option payments received	(907,000)	(128,000)
Impairment	(11,955,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	256,059,000	244,234,000
Hope Brook
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	15,852,000	15,852,000
Acquisition	0	0
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	1,000	0
Travel and other expenditures	0	0
Total Expenditures	1,000	0
Environmental remediation	0
Option payments received	(800,000)	0
Impairment	(11,955,000)
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	3,098,000	15,852,000
Birch-Uchi
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	7,983,000	3,871,000
Acquisition	450,000	450,000
Concessions, taxes and royalties	0	0
Salaries and share-based payments	775,000	862,000
Drilling, exploration, and technical consulting	790,000	1,080,000
Assaying, field supplies and environment	339,000	1,143,000
Travel and other expenditures	109,000	577,000
Total Expenditures	2,463,000	4,112,000
Environmental remediation	0
Option payments received	0	0
Impairment	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	10,446,000	7,983,000
Springpole
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	138,957,000	125,829,000
Acquisition	0	1,192,000
Concessions, taxes and royalties	375,000	405,000
Salaries and share-based payments	1,899,000	2,509,000
Drilling, exploration, and technical consulting	1,140,000	1,654,000
Assaying, field supplies and environment	10,581,000	6,464,000
Travel and other expenditures	1,285,000	904,000
Total Expenditures	15,280,000	13,128,000
Environmental remediation	0
Option payments received	0	0
Impairment	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	154,237,000	138,957,000
Other
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance		128,000
Acquisition	0	0
Concessions, taxes and royalties	0	0
Salaries and share-based payments	0	0
Drilling, exploration, and technical consulting	0	0
Assaying, field supplies and environment	0	0
Travel and other expenditures	0	0
Total Expenditures	0	0
Environmental remediation	0
Option payments received	0	(128,000)
Impairment	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	0	0
Cameron
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	32,848,000	32,581,000
Acquisition	0	0
Concessions, taxes and royalties	23,000	23,000
Salaries and share-based payments	124,000	111,000
Drilling, exploration, and technical consulting	19,000	22,000
Assaying, field supplies and environment	46,000	85,000
Travel and other expenditures	6,000	26,000
Total Expenditures	218,000	267,000
Environmental remediation	0
Option payments received	0	0
Impairment	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	33,066,000	32,848,000
Duparquet (Note 6(b))
Statement [Line Items]
Acquisition, exploration, and evaluation costs on mineral properties, Beginning Balance	48,594,000	42,886,000
Acquisition	0	513,000
Concessions, taxes and royalties	42,000	28,000
Salaries and share-based payments	1,384,000	1,293,000
Drilling, exploration, and technical consulting	1,817,000	1,146,000
Assaying, field supplies and environment	1,771,000	2,570,000
Travel and other expenditures	176,000	158,000
Total Expenditures	5,190,000	5,708,000
Environmental remediation	1,535,000
Option payments received	(107,000)	0
Impairment	0
Acquisition, exploration, and evaluation costs on mineral properties, Ending Balance	$ 55,212,000	$ 48,594,000